Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

14. Related party balances and transactions

(a) Relationships with related parties

Name of principal related parties	Relationship with the Group
Jiamei Cultural and Creative (Shenzhen) Co., Ltd (“Jiamei”)	Entity controlled by Mrs. Cheng
Mr. Cheng	A director and the controlling shareholder of the Company
Mrs. Cheng	A director of the Company
Mr. Zheng Hongrong	A director of Samfine SZ, a subsidiary of the Company

(b) Amount due from a related party consists of the following:

		As of December 31,
		2024	2025	2025
Name of the related party	Nature	HK$	HK$	US$
Jiamei	Accounts receivable	570,149	516,920	66,414
Total		570,149	516,920	66,414

Amount due from a related party is unsecured, interest-free with no specific repayment terms. The accounts receivable represented the sales of printing materials to Jiamei during the year and the balance of HK$188,169 (US$24,176) was subsequently settled as of February 28, 2026.

(c) Amounts due to related parties consists of the following:

		As of December 31,
		2024	2025	2025
Name of related parties	Nature	HK$	HK$	US$
Mr. Cheng	Commissions payable	80,000	60,000	7,709
Mr. Cheng	Fund Transfer	79,834	—	—
Mrs. Cheng	Commissions payable	50,577	40,000	5,139
Mrs. Cheng	Fund Transfer	35,774	—	—
Total		246,185	100,000	12,848

Amounts due to the related parties represented both fund transfer and commissions payable regarding the referral of customers by Mr. Cheng and Mrs. Cheng to the Company. The balances are unsecured, interest-free with no specific repayment terms.

In addition to the related party balances above and the guarantees and pledge of properties as disclosed in Notes 12 above, we have the following significant related party transactions incurred during the years ended December 31, 2023, 2024 and 2025.

	Years ended December 31,
Name of related parties	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Jiamei
Sales	—	638,635	1,051,069	135,042

Mrs. Cheng
Rental expenses*	3,320,100	3,313,247	3,470,080	445,837
Commission paid	578,095	1,160,231	1,038,745	133,458

Mr. Cheng
Sales commission	191,591	286,005	255,377	32,811

*	The leased property was jointly-owned by Mrs. Cheng and Mr. Zheng Hongrong.

(a) Remuneration to senior management for the years ended December 31, 2022, 2023 and 2024 were as follows:

	Years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Salaries and other short term employee benefits	2,742,146	2,976,465	4,569,035	587,031
Payments to defined contribution pension schemes	36,000	36,000	36,000	4,625
Total	2,778,146	3,012,465	4,605,035	591,656